Shareholder Report, Line Graph (Details) - USD ($)														1 Months Ended		12 Months Ended
	Nov. 30, 2025	Oct. 31, 2025	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Dec. 17, 2024	Dec. 15, 2021	Nov. 30, 2022	May 31, 2022	Apr. 30, 2025
Account Value [Line Items]
Accumulated Value	$ 11,399	$ 11,382	$ 11,134	$ 10,752	$ 10,534	$ 10,300	$ 9,797	$ 9,254	$ 9,833	$ 10,012	$ 9,703					$ 9,203
C000254724 [Member]
Account Value [Line Items]
Accumulated Value	$ 10,923	$ 10,624	$ 10,701	$ 10,716	$ 10,251	$ 10,484	$ 10,004	$ 10,068	$ 10,492	$ 10,248	$ 9,755	$ 10,000	$ 10,000	$ 10,923	$ 10,004	$ 9,480
C000254724 [Member]
Account Value [Line Items]
Accumulated Value												$ 10,000
Solactive GBS United States 1000 Index [Member]
Account Value [Line Items]
Accumulated Value													$ 10,000	$ 11,399	$ 9,797